Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Multi Strategies Fund
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2016